Shareholders' Equity - Disclosure of Retroactively Restated Number of Shares Explanatory (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Retroactively Restated Number of Shares Explanatory [Line Items]
Beginning balance		SFr (97,991)	SFr (60,955)	SFr (43,654)
Issuance of ordinary shares to PIPE investors		67,054
Issuance of ordinary shares under CLA		18,368
Transaction costs related to the business combination		4,821
Issuance of shares in connection with warrant exercises		1,728
Stock option exercised		274	120
Ending balance		SFr 93,728	(97,991)	(60,955)
Treasury shares
Disclosure of Retroactively Restated Number of Shares Explanatory [Line Items]
Ending balance, shares		0
Reorganization Following Business Combination Value		SFr 1
Beginning balance	[1]	SFr (1)	(1)	(1)
Ending balance	[1]		SFr (1)	SFr (1)
Treasury shares | Legacy Oculis
Disclosure of Retroactively Restated Number of Shares Explanatory [Line Items]
Beginning balance, shares		(114,323)	(114,323)	(114,323)
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares, shares		114,323
Ending balance, shares			(114,323)	(114,323)
Reorganization following business combination		114,323
Beginning balance		SFr (1)	SFr (1)	SFr (1)
Ending balance			(1)	(1)
Share capital
Disclosure of Retroactively Restated Number of Shares Explanatory [Line Items]
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares, shares		3,780,399
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares ( in shares)		16,496,603
Issuance of ordinary shares to PIPE investors ( in shares)		7,118,891
Issuance of ordinary shares under CLA ( in shares)		1,967,000
Proceeds from sale of shares in public offering ( in shares)		3,654,234
Stock option exercised ( in shares)		112,942
Reorganization Following Business Combination Value		SFr (39)
Beginning balance	[1]	39	38	34
Conversion of legacy oculis ordinary shares and treasury shares into oculis ordinary shares	[1]	38
Conversion of legacy oculis long-term financial debt into oculis ordinary shares	[1]	165
Issuance of ordinary shares to PIPE investors	[1]	71
Issuance of ordinary shares under CLA	[1]	20
Issuance of ordinary shares to sponsor	[1]	20
Issuance of ordinary shares to non-redeemed shareholders	[1]	13
Proceeds from sale of shares in public offering	[1]	36
Issuance of shares in connection with warrant exercises	[1]	2
Restricted shares awards	[1]			4
Stock option exercised	[1]	1	1
Ending balance	[1]	SFr 366	SFr 39	38
Share capital | Legacy Oculis
Disclosure of Retroactively Restated Number of Shares Explanatory [Line Items]
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares, shares		(3,894,722)
Stock option exercised ( in shares)			61,163
Beginning balance		SFr 39	SFr 38	34
Stock option exercised			1
Ending balance			39	38
Share premium
Disclosure of Retroactively Restated Number of Shares Explanatory [Line Items]
Beginning balance		10,742	10,632	9,773
Conversion of legacy oculis long-term financial debt into oculis ordinary shares		124,637
Issuance of ordinary shares to PIPE investors		66,983
Issuance of ordinary shares under CLA		18,348
Issuance of ordinary shares to sponsor		34,843
Issuance of ordinary shares to non-redeemed shareholders		12,001
Reorganization		(11,352)
Transaction costs related to the business combination		4,821
Proceeds from sale of shares in public offering		38,143
Issuance of shares in connection with warrant exercises		1,726
Restricted shares awards				872
Stock option exercised		273	119
Transaction costs		3,361	(9)	(12)
Ending balance		SFr 288,162	SFr 10,742	SFr 10,632
Restricted Stock Awards | Legacy Oculis
Disclosure of Retroactively Restated Number of Shares Explanatory [Line Items]
Beginning balance, shares			1,186,930	745,511
Restricted shares awards, shares				441,419
Ending balance, shares				1,186,930
Reorganization following business combination		(1,186,930)
Ordinary Shares
Disclosure of Retroactively Restated Number of Shares Explanatory [Line Items]
Conversion of Legacy Oculis ordinary shares and treasury shares into Oculis ordinary shares, shares	[2]	3,780,399
Conversion of Legacy Oculis long-term financial debt into Oculis ordinary shares ( in shares)	[2]	16,496,603
Issuance of ordinary shares to PIPE investors ( in shares)	[2]	7,118,891
Issuance of ordinary shares under CLA ( in shares)	[2]	1,967,000
Issuance of ordinary shares to sponsor, shares	[2]	2,047,302
Issuance of ordinary shares to non-redeemed shareholders, shares	[2]	1,323,178
Proceeds from sale of shares in public offering ( in shares)	[2]	3,654,234
Stock option exercised ( in shares)	[2]	112,942
Issuance of shares in connection with warrant exercises shares	[2]	149,156
Ending balance, shares	[2]	36,649,705
Ordinary Shares | Legacy Oculis
Disclosure of Retroactively Restated Number of Shares Explanatory [Line Items]
Beginning balance, shares		2,707,792	2,646,629	2,646,629
Stock options exercised, shares			61,163
Ending balance, shares			2,707,792	2,646,629
Reorganization following business combination		(2,707,792)

[1]	Recasted Legacy Oculis shares through the date of the Business Combination
[2]	Fully paid-in registered shares with a par value of CHF 0.01